Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

Note 8:- Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2025 and 2024:

	Fair value measurements
	December 31, 2025
	Level 1	Level 3	Total
Assets:
Financial assets measured at fair value through other comprehensive income	$20,120	$272	$20,392
Financial assets measured at fair value through profit or loss	2,196	304,549	306,745
Assets in respect of business combinations	-	4,255	4,255

	$22,316	$309,076	$331,392

	Fair value measurements
	December 31, 2025
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$122,783	$122,783
Liabilities in respect of business combination	15,661	15,661
	$138,444	$138,444

	Fair value measurements
	December 31, 2024
	Level 1		Level 3		Total
Assets:
Financial assets measured at fair value through other comprehensive income	$20,923		$285		$21,208
Financial assets measured at fair value through profit or loss	1,746	*	4,701	*	6,447
Dividend preference in TSG (1)	-		3,652		3,652
Assets in respect of business combinations	-		2,654		2,654

	$22,669		$11,292		$33,961

(*) Reclassified

	Fair value measurements
	December 31, 2024
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$82,973	$82,973
Liabilities in respect of business combination	$17,942	$17,942

	$100,915	$100,915

(1)	The amount derived in respect of the dividend from TSG Ltd. is presented in accordance with the amount determined in the shareholders’ agreement prior to the company’s initial public offering held on August 1, 2024, as detailed in Note 9 below.

The Group believes that the carrying amount of cash, short-term deposits, trade receivables, trade payables, overdrafts, deferred payments in respect of business combinations and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

Changes in financial assets and liabilities classified in Level 3:

	Financial assets measured at fair value		Financial Liabilities measured at fair value
Balance as of January 1, 2024:	$9,275		$68,443
Increase due to acquisitions	-		37,678
Change in fair value measurements	1,995		4,122
Deduction of the contingent consideration	-		(17,276)
Other	22	(*)	7,948
Balance as of December 31, 2024	$11,292		$100,915
Increase due to acquisitions	-		19,154
Fair value measured for the first time	300,000		-
Change in fair value measurements	(2,245)		25,316
Deduction of the contingent consideration	-		(17,004)
Other	29		10,063
Balance as of December 31, 2025	$309,076		$138,444

(*) Reclassified